Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
The Frontier Economic Fund
Shareholder Report [Line Items]
Fund Name	The Frontier Economic Fund
Class Name	The Frontier Economic Fund
Trading Symbol	AKAF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Frontier Economic Fund for the period of June 25, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://thealaskaetf.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://thealaskaetf.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
The Frontier Economic Fund	$4	0.20%
[1]
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.20%
Updated Performance Information Location [Text Block]	Visit https://thealaskaetf.com/ for more recent performance information.
Net Assets	$ 2,504,820
Holdings Count | $ / shares	136
Advisory Fees Paid, Amount	$ 509
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$2,504,820
Number of Holdings	136
Net Advisory Fee	$509
Portfolio Turnover	9%
30-Day SEC Yield	1.28%
30-Day SEC Yield Unsubsidized	1.28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of Net Assets)
Exxon Mobil Corporation	2.2%
Royal Caribbean Cruises, Ltd.	2.1%
General Electric Company	2.1%
ConocoPhillips	2.1%
DoorDash, Inc.	2.1%
United Parcel Service, Inc.	2.1%
FedEx Corporation	2.1%
Uber Technologies, Inc.	2.1%
Teck Resources, Ltd.	1.5%
Kinross Gold Corporation	1.5%

Top Sectors	(% of Net Assets)
Industrials	33.9%
Consumer Discretionary	19.4%
Energy	15.1%
Materials	12.7%
Consumer Staples	5.4%
Information Technology	4.5%
Communication Services	2.9%
Health Care	2.8%
Financials	2.6%
Cash & Other	0.7%

Updated Prospectus Web Address	https://thealaskaetf.com/

[1]
*	Annualized